Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2013
Allowance for doubtful accounts	$ 0	$ 0
Common Units [Member]
Limited partners' capital account, units issued	32,694,094	27,194,094	18,626,594
Limited partners' capital account, units outstanding	32,694,094	27,194,094
General Partner Unit [Member]
General partners' capital account, units issued	615,117	558,674		349,694
General partners' capital account, units outstanding	615,117	558,674	558,674